SUMMARIZED FINANCIAL INFORMATION FOR PARTLY OWNED SUBSIDIARY - Disclosure of statement cash flows for partly owned subsidiary (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Summarized Financial Information For Partly Owned Subsidiary [Line Items]
From operating activities	$ (34,372)	$ (7,919)
From investing activities	(9,012)	(4,075)
From financing activities	48,731	6,740
Effect of foreign exchange on cash and cash equivalents	(329)	213
Net increase in cash and cash equivalents	5,018	(5,041)
Focus Medical Herbs Ltd [Member]
Disclosure Of Summarized Financial Information For Partly Owned Subsidiary [Line Items]
From operating activities	2,346	1,882
From investing activities	(783)	(1,656)
From financing activities	560	(184)
Effect of foreign exchange on cash and cash equivalents	169	39
Net increase in cash and cash equivalents	$ 2,292	$ 81